Commonwealth Shareholder Services, Inc.
                          1500 Forest Avenue, Suite 223
                            Richmond, Virginia 23229


                                                                  March 31, 2003

Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         RE:     Vontobel Funds, Inc.
                  File No. 811-3551

Gentlemen:

         Transmitted herewith is the above-referenced Fund's Amended 24f-2 Notice on Form 24f-2. We have remitted the necessary filing fee to the Commission's lockbox depository in the amount of $0.00.

         Please call me at 1-800-567-4030 if you have any questions.

                                   Sincerely,

                                   /s/ Darryl S. Peay
                                   ------------------------
                                   Darryl S. Peay
                                   Vice President of Commonwealth Shareholder
                                                     Services, Inc.


Enclosures

         Annual Notice of Securities Sold Pursuant to Rule 24F-2

                        U.S.SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                      FORM 24F-2
                            Annual Notice of Securities Sold

                             Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.

Please print or type.
1.   Name and address of issuer: Vontobel Funds, Inc.
                                 1500 Forest Avenue, Suite 223
                                 Richmond, Virginia  23229

2.Name of each series or class of securities for which this Form is filed:

        Vontobel U.S. Value Fund (Classes A and C)
        Vontobel International Equity Fund
        Vontobel Eastern European Equity Fund

3.Investment Company Act File Number:  811-3551

          Securities Act File Number:   2-78931

4.(a) Last day of fiscal year for which this notice is filed:

        December 31, 2002

4(b). Check box if this notice is being filed more than 90 days after the close of the issuer's fiscal year.

4(c).  Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
                                                         $ 110,918,210
                                                        ----------------
     (ii) Aggregate price of securities redeemed or
          repurchased during the fiscal year:            $  87,520,125
                                                        ----------------
     (iii)Aggregate price of securities redeemed or
          repurchased during any prior fiscal year ending no
          earlier than October 11, 1995 that were not
          previously used to reduce registration fees payable
          to the Commission:                             $ 219,611,178
                                                        ----------------
     (iv) Total available redemption credits (add Items 5(ii)
          and 5 (iii)                                    $ 307,131,303
                                                        ----------------
     (v)  Net sales - if Item 5(i) is greater than Item 5(iv)
          (subtract Item 5(iv) from Item 5(i)            $           0
                                                        ----------------

     (vi) Redemption credits available for use in future years if Item 5(i) is less than Item 5(iv) (subtract Item 5(iv)
          from Item 5(i)                                 $ (196,213,093)
                                                        ----------------
     (vii) Multiplier for determining registration
           fee (see Instructions C-9)                    $     .0000809
                                                        ----------------

     (viii) Registration fee due (multiply Item
            5(v) by Item 5(vii) (enter "O if
            no fee is due):                              $           0
                                                        ----------------
6.  Prepaid Shares:

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, the report the amount of
securities (number of shares or other units) deducted here:        N/A
                                                                --------
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then
state that number here.                                            N/A
                                                               ---------
     7.  Interest  due (if this Form is being  filed more than 90 days after
the end of the issuer's fiscal year (see Instruction D:            N/A
                                                               ---------
     Total of the amount of the registration fee due plus any interest due (line
5(viii) plus line 7:                                           $     0
                                                               ---------

     9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
                                                               --------------

          Method of Delivery:
                _____ Wire Transfer
                _____ Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Darryl S. Peay
                                 -------------------
                                 Darryl S. Peay
                                 Vice President of Commonwealth Shareholder
                                                       Services, Inc.


Date  March 31, 2003

  * Please print the name and Title of the signing officer below the signature.